Financial Assets and Financial Liabilities (Tables)	6 Months Ended
Dec. 31, 2021
Financial Assets and Financial Liabilities [Abstract]
Schedule of trade and other receivables
	31 December 2021			30 June 2021
	Current	Non- current	Total	Current	Non- current	Total
	A$	A$	A$	A$	A$	A$

R&D tax incentive receivable	6,259,819	-	6,259,819	4,126,364	-	4,126,364
Accrued interest income	267	-	267	269	-	269
Goods and services tax receivable	491	-	491	47,706	-	47,706
Other receivable	-	-	-	103,338	-	103,338
	6,260,577	-	6,260,577	4,277,677	-	4,277,677